Credit Facility and Commercial Paper (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Northwest Pipeline LLC [Member]	Dec. 31, 2013 Transcontinental Gas PipeLine Company, LLC [Member]	Jul. 31, 2013 $2.4 Billion Unsecured Credit Facility terminated July 2013 [Member]	Dec. 31, 2013 $2.5 Billion Unsecured Credit Facility [Member]	Dec. 31, 2013 $2.5 Billion Unsecured Credit Facility [Member] Northwest Pipeline LLC [Member]	Dec. 31, 2013 $2.5 Billion Unsecured Credit Facility [Member] Transcontinental Gas PipeLine Company, LLC [Member]	Dec. 31, 2013 $2.5 Billion Unsecured Credit Facility Letter of Credit [Member]	Dec. 31, 2013 Commercial Paper [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity					$ 2,400	$ 2,500	$ 500	$ 500	$ 1,300	$ 2,000
Credit facility, loans outstanding	0	375				0
Credit facility, letters of credit outstanding									0
Commercial paper, outstanding	225	0								225
Commercial paper, weighted average interest rate										0.42%
Commercial paper, maximum maturity										397 days
Additional amount by which credit facility can be increased						500
Maximum ratio of debt to EBITDA	500.00%
Minimum aggregate purchase price of acquisitions impacting maximum ratio of debt to EBITDA	$ 50
Maximum ratio of debt to EBITDA after acquisition	550.00%
Maximum ratio of debt to capitalization			65.00%	65.00%
Commitment fee	0.175%